ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I - Condensed Financial Information of Parent Company Statement of Operations (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	¥ (720,253)	$ (113,023)	¥ (566,565)	¥ (110,106)
Total operating expenses	(7,344,486)	(1,152,510)	(7,117,229)	(1,363,209)
Income (loss) from operations	(3,180,343)	(499,065)	(1,755,033)	215,734
Income (loss) before provision for income tax and share of results of equity investees	(3,062,214)	(480,527)	(1,427,612)	242,239
Income tax expenses	40,949	6,426	(34,619)	16,957
Net income (loss)	(3,103,465)	(487,000)	(1,392,930)	226,630
Less: Series A convertible redeemable preferred shares redemption value accretion	0	0	0	16,772
Less: Undistributed earnings allocated to the participating preferred shares	0	0	0	21,698
Net income (loss) attributable to Gaotu Techedu Inc.'s ordinary shareholders	(3,103,465)	(487,000)	(1,392,930)	188,160
Parent [Member]
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	(25,357)	(3,979)	(14,157)	12,152
Total operating expenses	(25,357)	(3,979)	(14,157)	12,152
Income (loss) from operations	(25,357)	(3,979)	(14,157)	12,152
Equity in gain (loss) of subsidiaries and VIEs	(3,106,437)	(487,466)	(1,387,816)	211,868
Income from non-operations	28,329	4,445	9,043	2,610
Income (loss) before provision for income tax and share of results of equity investees	(3,103,465)	(487,000)	(1,392,930)	226,630
Net income (loss)	(3,103,465)	(487,000)	(1,392,930)	226,630
Less: Series A convertible redeemable preferred shares redemption value accretion	0	0	0	16,772
Less: Undistributed earnings allocated to the participating preferred shares	0	0	0	21,698
Net income (loss) attributable to Gaotu Techedu Inc.'s ordinary shareholders	¥ (3,103,465)	$ (487,000)	¥ (1,392,930)	¥ 188,160